Financial risk management (Details) € in Thousands, $ in Thousands						1 Months Ended			8 Months Ended	12 Months Ended
	Oct. 02, 2020 USD ($)	Feb. 06, 2020 USD ($)	Oct. 11, 2019 USD ($)	Feb. 15, 2017 USD ($)	Sep. 08, 2016 installment	Mar. 31, 2020 USD ($)	Apr. 30, 2018 EUR (€)	Feb. 28, 2017 USD ($)	Sep. 04, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	May 12, 2017 EUR (€)	May 12, 2017 USD ($)	Sep. 08, 2016 item	Sep. 08, 2016 agreement	Sep. 08, 2016 EUR (€)
Financial risk management
Principal amount - Gross																$ 5,277		$ 144,388
Borrowings																107,607		158,999
Repayment of debt											$ 235,296	$ 329,501		$ 106,514
Credit facilities
Financial risk management
Principal amount																100,000		100,000
Principal amount - Gross																31,155		62,835
Borrowings																27,237		58,049
ABL Revolver
Financial risk management
Borrowings			$ 6,000													38,000
Senior Notes due 2022
Financial risk management
Principal amount				$ 350,000												350,000		350,000
Fixed Interest Rate				9.375%
Redemption price of notes at change of control				101.00%						101.00%	101.00%
Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount				$ 150,000
Revolving Credit Facility
Financial risk management
Repayment of debt			$ 134,570
Cross currency swap
Financial risk management
Principal amount																42,500			€ 176,638	$ 192,500
Fixed Interest Rate																			8.062%	8.062%
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities						$ 3,608
Interest rate risk
Financial risk management
Borrowings																107,607		158,999
Interest rate risk | Credit facilities
Financial risk management
Principal amount - Gross																28,168		62,835
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount								$ 350,000
Foreign currency risk | Senior Notes due 2022 issued by Ferroglobe PLC
Financial risk management
Principal amount																150,000
Foreign currency risk | Cross currency swap
Financial risk management
Percentage of Principal and Interest Payments								55.00%
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts, classified as investing activities						$ 3,608
Liquidity risk
Financial risk management
Cessation of percentage of voting interest which occur in change in control				100.00%
Liquidity risk | ABL Revolver
Financial risk management
Principal amount																100,000
Repayment term of revolver										3 months	3 months
Borrowings																$ 31,155
Liquidity risk | Senior Notes due 2022
Financial risk management
Principal amount				$ 350,000
Fixed Interest Rate				9.375%
Redemption price of notes at change of control				101.00%
Grupo Villar Mir, S.A.U.
Financial risk management
Ownership interest as a percentage				53.90%						54.00%	54.00%
Grupo Villar Mir, S.A.U. | Liquidity risk
Financial risk management
Ownership interest as a percentage										54.00%	54.00%
Minimum
Financial risk management
Change in percentage of voting stock held other than by permitted holders and its affiliates to occur change in control										35.00%	35.00%
Minimum | Liquidity risk
Financial risk management
Change in percentage of voting stock held other than by permitted holders and its affiliates to occur change in control				35.00%
Securitizations
Financial risk management
Trade receivables sold under securitization program									$ 1,127,000
Upfront cash consideration		$ 2,808
Repayment of debt										€ 95,695	$ 107,657
Factoring of receivables
Financial risk management
Upfront cash consideration	$ 48,800
Restricted cash release	$ 18,000
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial risk management
Fixed Interest Rate										3.55%						3.55%
Number of loan agreements																					2	2
Ferroatlantica, S.A.U. | Loan Number 1
Financial risk management
Loans received | €																							€ 44,999
Number of loan installments | installment					7
Borrowings Term					10 years
Grace period at start of loan					3 years
Amortized cost										€ 44,824						$ 55,004	€ 44,765	$ 50,289
Ferroatlantica, S.A.U. | Loan Number 2
Financial risk management
Loans received | €																							€ 26,909
Repayment of debt | €							€ 26,909

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.